VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 0.4%
FIEM Industries Ltd.	1,465	$25,866
Mahindra CIE Automotive Ltd.	32,544	109,512
Minda Corp. Ltd.	23,765	60,052
		195,430
Capital Goods: 12.6%
Apar Industries Ltd.	5,955	94,370
Astral Ltd.	30,754	837,624
Bharat Electronics Ltd.	1,288,865	1,589,378
Grindwell Norton Ltd.	17,648	444,679
Hindustan Aeronautics Ltd.	30,719	877,881
J Kumar Infraprojects Ltd.	12,249	44,957
Jamna Auto Industries Ltd.	67,629	93,911
Kajaria Ceramics Ltd.	32,065	470,956
KEI Industries Ltd.	20,832	367,062
Schaeffler India Ltd.	13,590	531,769
Timken India Ltd.	8,337	312,836
Voltamp Transformers Ltd.	2,801	89,097
		5,754,520
Consumer Durables & Apparel: 3.8%
Gokaldas Exports Ltd. *	15,654	66,355
KPR Mill Ltd.	34,700	226,960
Mirza International Ltd. *	14,865	60,328
Monte Carlo Fashions Ltd.	1,866	17,306
Page Industries Ltd.	1,972	1,222,494
Vardhman Textiles Ltd.	41,245	169,555
		1,762,998
Consumer Services: 0.2%
Easy Trip Planners Ltd.	21,332	97,758
Diversified Financials: 1.6%
Angel One Ltd.	13,416	222,116
CRISIL Ltd.	7,827	312,502
ICICI Securities Ltd. 144A	31,143	198,670
		733,288
Energy: 12.1%
Coal India Ltd.	811,187	2,102,115
Great Eastern Shipping Co. Ltd./The	32,680	216,103
Oil & Natural Gas Corp. Ltd.	1,401,169	2,170,489
Oil India Ltd.	140,344	299,506
Petronet LNG Ltd.	292,136	714,295
		5,502,508
Food, Beverage & Tobacco: 7.6%
Dwarikesh Sugar Industries Ltd.	41,323	48,476
ITC Ltd.	575,600	2,339,372
Radico Khaitan Ltd.	100	1,278
Varun Beverages Ltd.	88,984	1,137,365
		3,526,491
Materials: 28.0%
Balaji Amines Ltd.	3,642	140,831
Castrol India Ltd.	184,771	255,410
Clean Science & Technology Ltd.	7,092	151,955
Coromandel International Ltd.	45,102	548,833
Deepak Fertilisers & Petrochemicals Corp. Ltd.	23,959	256,053
Deepak Nitrite Ltd.	26,344	653,093
	Number of Shares	Value
Materials (continued)
EID Parry India Ltd.	29,542	$216,095
Fine Organic Industries Ltd.	2,955	252,159
Fineotex Chemical Ltd.	9,976	42,664
GHCL Ltd.	22,306	176,863
Gujarat Alkalies & Chemicals Ltd.	7,272	75,212
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	34,561	270,366
Gujarat State Fertilizers & Chemicals Ltd.	85,454	136,133
Hindalco Industries Ltd.	448,313	2,125,076
Jindal Steel & Power Ltd.	159,057	828,986
JK Paper Ltd.	28,166	129,953
Meghmani Finechem Ltd. *	4,570	79,018
National Aluminium Co. Ltd.	338,149	292,988
NMDC Ltd.	432,491	674,109
PCBL Ltd.	65,228	102,015
PI Industries Ltd.	31,479	1,153,470
Polyplex Corp. Ltd.	5,148	123,994
Rain Industries Ltd.	69,352	138,280
Sharda Cropchem Ltd.	8,297	44,871
Sumitomo Chemical India Ltd.	47,966	295,177
Tata Steel Ltd.	1,763,082	2,128,528
Tinplate Co. of India Ltd./The	9,279	33,972
Vedanta Ltd.	449,998	1,476,718
West Coast Paper Mills Ltd.	10,892	65,883
		12,868,705
Media & Entertainment: 5.0%
Affle India Ltd. *	18,307	280,116
Brightcom Group Ltd.	581,479	238,419
Chennai Super Kings Cricket Ltd. *∞	1,298,085	1,587,676
Sun TV Network Ltd.	31,288	194,397
		2,300,608
Pharmaceuticals, Biotechnology & Life Sciences: 12.4%
Ajanta Pharma Ltd.	14,616	227,864
Divi's Laboratories Ltd.	49,130	2,224,344
Laurus Labs Ltd. 144A	130,941	820,659
Sun Pharmaceutical Industries Ltd.	213,910	2,484,314
		5,757,181
Software & Services: 15.9%
Coforge Ltd.	14,050	574,603
Happiest Minds Technologies Ltd.	15,584	188,069
Infosys Ltd. (ADR)	128,979	2,188,774
Larsen & Toubro Infotech Ltd. 144A	17,870	968,053
Mastek Ltd.	4,930	104,486
Mindtree Ltd.	22,332	855,662
Persistent Systems Ltd.	19,781	779,304
Tanla Platforms Ltd.	24,359	232,529
Tata Elxsi Ltd.	13,544	1,409,796
		7,301,276
Transportation: 0.5%
Allcargo Logistics Ltd.	24,993	125,507

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VANECK INDIA GROWTH LEADERS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Transportation (continued)
VRL Logistics Ltd.	10,916	$81,409
		206,916
Total Common Stocks
	Number of Shares	Value
Transportation (continued)
(Cost: $43,098,630)		$46,007,679
Total Investments: 100.1% (Cost: $43,098,630)		46,007,679
Liabilities in excess of other assets: (0.1)%		(25,641)
NET ASSETS: 100.0%		$45,982,038

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,987,382, or 4.3% of net assets.

Restricted securities held by the Fund as of September 30, 2022 are as follows:

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.0%	$2,300,609
Consumer Discretionary	4.4	2,056,186
Consumer Staples	7.7	3,526,491
Energy	12.0	5,502,508
Financials	1.6	733,288
Health Care	12.5	5,757,181
Industrials	12.9	5,961,435
Information Technology	15.9	7,301,276
Materials	28.0	12,868,705
	100.0%	$46,007,679
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